Note 8 - Commitments and Contingencies (Details Textual)					9 Months Ended		12 Months Ended
	Sep. 29, 2023 USD ($)	Jul. 07, 2023 USD ($)	Sep. 26, 2022 USD ($) $ / shares	Jul. 02, 2021 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 22, 2021 USD ($) shares
Proceeds from Issuance of Common Stock					$ 0	$ 659,000	$ 659,100	$ 0
Gain (Loss) from Litigation Settlement					0	$ (1,730,000)	(1,730,000)	(3,463,000)
Convertible Subordinated Debt, Noncurrent							0	2,914,000
Estimated Litigation Liability, Current					130,000		447,500	0
Defined Benefit Plan, Plan Assets, Contributions by Employer							$ 220,500	291,800
July 2021 Offering [Member]
Proceeds from Issuance of Common Stock				$ 40,000,000
Sabby Management Entities [Member]
Payments for Legal Settlements			$ 75,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares							$ 9.2
Convertible Subordinated Debt, Noncurrent								1,411,300
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares) | shares							153,333
Empery Entities [Member]
Payments for Legal Settlements			75,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares							$ 9.2
Convertible Subordinated Debt, Noncurrent								1,502,700
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares) | shares							163,268
Empery Entities and Sabby Entities [Member]
Settlement Convertible Notes Issued			$ 1,656,720
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 9.2
Convertible Settlement Notes, Beneficial Ownership Percentage, Maximum			9.99
Gain (Loss) from Litigation Settlement								(3,463,000)
Convertible Subordinated Debt, Noncurrent								2,914,000
Empery Entities and Sabby Entities [Member] | Maximum [Member]
Debt Instrument, Convertible, Number of Equity Instruments			180,000
Karp and Podmore Class Actions [Member]
Litigation Settlement, Amount Awarded to Other Party	$ 1,730,000	$ 2,300,000
Insurance Settlements Receivable	570,000
Estimated Litigation Liability, Current							$ 448,000
Karp and Podmore Class Actions [Member] | Settled Litigation [Member]
Payments for Legal Settlements							1,282,500
Litigation Settlement, Amount Awarded to Other Party	2,300,000
Insurance Settlements Receivable	570,000
Litigation Settlement, Amount Awarded to Other Party, Payable By Company	$ 1,730,000
Karp and Podmore Class Actions [Member] | Settled Litigation [Member] | Accrued Expenses And Other Current Liabilities [Member]
Estimated Litigation Liability, Current							447,500
Licensing Agreements [Member] | Other Commitments, Contingent Milestone Payments [Member]
Other Commitment					$ 0		$ 0	$ 0
The 2014 Consulting Agreement [Member] | Jason Terrel Claim [Member]
Loss Contingency, Damages Sought, Shares (in shares) | shares									16,667
Loss Contingency, Damages Sought, Shares Issued Price Per Share									$ 15
The January 2017 Options Agreement [Member] | Jason Terrel Claim [Member]
Loss Contingency, Damages Sought, Shares (in shares) | shares									16,667
Loss Contingency, Damages Sought, Shares Issued Price Per Share									$ 5.1